Inventories, Net (Tables)	12 Months Ended
Jun. 30, 2025
Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net, consist of the following:

	June 30, 2025	June 30, 2024
Semiconductors	$1,266,143	$325,428
Equipment, tools and others	60,238	13,858
Inventory valuation allowance	(374)	-
Total inventory, net	$1,326,007	$339,286

Schedule of Inventory Impairment Movement	Inventory impairment movement is as follows:
	For the years end
	2025	2024	2023
Beginning balance	$-	$1,851	$-
Additions	374	-	1,851
(Reversal)	-	(1,851)	-
Ending balance	$374	$-	$1,851